Borrowings (Details) - Schedule of current and non- current break up - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Term loan non current	$ 1,980,670					$ 1,782,603
Total	1,980,670					$ 1,782,603
Bonds, current	176,925,643	182,781,617
Term loan current	$ 396,134
Promissory notes				2,265,000
Total				14,539,187
Term loan 1 [Member]
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Term loan current				10,135,939
Term loan 2 [Member]
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Term loan current				2,138,248
Term loan 3 [Member]
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Term loan current
Borrowing [Member]
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Bonds, non current			$ 180,014,715
Term loan non current				74,160,950
Total			180,014,715	74,160,950
Bonds, current			7,000,000
Promissory notes				2,265,000
Total			7,000,000
Borrowing [Member] | Term loan 1 [Member]
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Term loan non current				68,271,743
Term loan current
Borrowing [Member] | Term loan 2 [Member]
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Term loan non current				5,889,207
Term loan current
Borrowing [Member] | Term loan 3 [Member]
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Term loan current					$ 2,380,790